13. STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock option plan
		Exercise Price
Date of Grant	Shares Granted	RMB	USD
24-Sep-15	1,027,916	91.48	14.00
28-Dec-15	279,616	87.39	13.38
29-Apr-16	272,400	88.54	13.55
Sep-27-16	42,000	88.87	13.60
Nov-29-16	314,000	88.87	13.60
Apr-28-17	71,360	106.80	16.35
Jun-16-17	16,000	103.24	15.80
Oct-13-17	531,656	111.08	17.00
Sep-13-18	10,000	85.79	12.50

Stock options valuation assumption
Date of Grant	September 24, 2015	December 28, 2015	April 29, 2016	September 27, 2016	November 29, 2016

Dividend yield (1)	None	None	None	None	None
Risk-free interest rate (2)	1.84%	2.05%	2.05%	1.39%	2.12%
Volatility (3)	26%	25%	41%	32%	32%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08	6.08

Date of Grant	April 28, 2017	June 16, 2017	October 13, 2017	September 13, 2018

Dividend yield (1)	None	None	None	None
Risk-free interest rate (2)	2.10%	1.97%	2.02%	2.90%
Volatility (3)	23%	21%	18%	63.11%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08

Summary of outstanding options
	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2018	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2018	Weighted Average Exercise Price

$4.75 to $17.00	3,980,671	$5.09	3.51	3,388,739	$8.35

Summary of stock option activity
Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2016	4,318,084	$8.52	5.76	$21,779
Exercised	(3,072)	$7.25
Granted	628,400	$13.58
Forfeited	(288,028)	$13.92
Outstanding at December 31, 2016	4,655,384	$8.87	5.17	$28,548
Exercised	(603,299)	$7.20
Granted	619,016	$16.90
Forfeited	(301,574)	$13.94
Outstanding at December 31, 2017	4,369,527	$9.89	4.85	$54,984
Exercised	(122,877)	$12.53
Granted	10,000	$12.50
Forfeited	(275,979)	$15.24
Outstanding at December 31, 2018	3,980,671	$9.44	3.51	$24,252

Summary of unvested options
Options	Number of Shares	Weighted Average Fair Value

Unvested at January 1, 2018	1,260,630	$3.65
Granted	10,000	$7.51
Vested	(402,719)	$5.52
Forfeited or exercised	(275,979)	$4.53
Unvested at December 31, 2018	591,932	$4.87
Expected to vest thereafter	591,932	$4.87

Summary of RSUs
	Number of Shares	Weighted-Average Grant Date Fair value	Aggregate Intrinsic Value
RSUs outstanding at January 1, 2018	8,000	$17.00	$136
Granted	—	—	—
Forfeited	—	—	—
Vested	2,000	17.00	34
RSUs outstanding at December 31, 2018	6,000	$17.00	$102